Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

4.    Segment Information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). Our CODM has been identified as Mr. G. Kelly Martin, chief executive officer (CEO). On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. Prior to the divestment of the EDT business, our business was organized into two business units: BioNeurology and EDT, and our CEO reviewed the business from this perspective. BioNeurology engages in research, development and commercial activities primarily in the areas of Alzheimer's disease, Parkinson's disease and MS. EDT developed and manufactured innovative pharmaceutical products that deliver clinically meaningful benefits to patients, using its extensive experience and proprietary drug technologies in collaboration with pharmaceutical companies. Following the divestment of EDT, we are organized in a single operating segment structure.

Segment performance is evaluated based on operating income/(loss) and Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA). The same accounting principles used for the Group as a whole are applied to segment reporting. Inter-segment pricing is determined on an arm's length basis.

Our segment results of operations and revenue for the years ended December 31, 2011, 2010 and 2009 for our BioNeurology business unit are disclosed below. The segment results of operations and revenue for the EDT business for the period beginning on January 1, 2011 and ending on September 16, 2011, the date of divestment of the EDT business, and for the years ended December 31, 2010 and 2009 are also disclosed below.

Analysis of results of operations by segment (in millions):

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment Revenue	$1,068.1	$895.6	$837.1	$178.1	$275.4	$277.7	$1,246.2	$1,171.0	$1,114.8
Less intersegment sales	—	—	—	(0.2)	(1.3)	(1.8)	(0.2)	(1.3)	(1.8)

Total revenue from external customers	1,068.1	895.6	837.1	177.9	274.1	275.9	1,246.0	1,169.7	1,113.0
Cost of sales	572.7	464.9	444.4	67.0	118.4	116.3	639.7	583.3	560.7

Gross margin	495.4	430.7	392.7	110.9	155.7	159.6	606.3	586.4	552.3
Operating expenses:
Selling, general and administrative expenses	204.9	215.8	232.3	23.8	38.9	35.9	228.7	254.7	268.2
Research and development expenses	198.2	205.0	246.1	34.3	53.7	47.5	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Total operating (gains)/expenses	(223.9)	680.1	431.3	(10.0)	94.9	89.1	(233.9)	775.0	520.4

Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

Equity method investments	$675.8	$209.0	$235.0	$—	$—	$—	$675.8	$209.0	$235.0
Depreciation and amortization	$28.0	$30.3	$41.2	$7.8	$33.0	$33.8	$35.8	$63.3	$75.0
Capital expenditures	$23.8	$28.8	$34.8	$7.6	$15.4	$8.9	$31.4	$44.2	$43.7
Share-based compensation expense	$29.1	$23.6	$24.3	$6.2	$7.9	$7.2	$35.3	$31.5	$31.5
Intangible asset impairment charges	$0.3	$0.9	$30.6	$—	$—	$—	$0.3	$0.9	$30.6
Property, plant and equipment impairment charges	$10.0	$11.0	$56.2	$—	$—	$—	$10.0	$11.0	$56.2

Reconciliation of segment operating income/(loss) to segment Adjusted EBITDA (in millions):

	BioNeurology			EDT			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment operating income/(loss)	$719.3	$(249.4)	$(38.6)	$120.9	$60.8	$70.5	$840.2	$(188.6)	$31.9
Depreciation and amortization	28.0	30.3	41.2	7.8	33.0	33.8	35.8	63.3	75.0
Amortized fees, net	(0.5)	(0.1)	(0.2)	—	(0.2)	—	(0.5)	(0.3)	(0.2)
Share-based compensation expense (1)	26.9	22.6	23.8	5.7	7.9	7.2	32.6	30.5	31.0
Net gain on divestment of business	(652.9)	(1.0)	(108.7)	—	—	—	(652.9)	(1.0)	(108.7)
Other net charges	25.9	54.0	61.6	(68.1)	2.3	5.7	(42.2)	56.3	67.3
Settlement reserve charge	—	206.3	—	—	—	—	—	206.3	—

Segment Adjusted EBITDA	$146.7	$62.7	$(20.9)	$66.3	$103.8	$117.2	$213.0	$166.5	$96.3

(1)

Share-based compensation expense excludes share-based compensation included in other charges of $1.1 million (2010: $1.0 million; 2009: $1.7 million) and share-based compensation expense of $1.6 million (2010: Nil; 2009: $1.2 million credit) included in the net gain on divestment of business.

Reconciliation of operating income/(loss) to net income/(loss) (in millions):

	2011	2010	2009
Operating income/(loss)	$840.2	$(188.6)	$31.9
Net interest and investment losses	232.1	134.0	161.7
Provision for income taxes	47.6	2.1	46.4

Net income/(loss)	$560.5	$(324.7)	$(176.2)

Revenue analysis by segment:

For an analysis of revenue by segment, please refer to Note 3.

Goodwill (in millions):

	2011	2010
BioNeurology	$207.4	$207.4
EDT	—	49.7

Total goodwill	$207.4	$257.1

As part of the EDT transaction with Alkermes, Inc., we disposed of goodwill of $49.7 million which had been allocated to the EDT business. For additional information on this transaction, refer to Note 5.

Total assets (in millions):

	2011	2010
BioNeurology	$1,753.8	$1,595.2
EDT	—	422.3

Total assets	$1,753.8	$2,017.5

For fiscal years 2011, 2010 and 2009, our revenue is presented below by geographical area. Similarly, total assets, property, plant and equipment, and goodwill and intangible assets are presented below on a geographical basis at December 31, 2011 and 2010.

Revenue by region (by destination of customers) (in millions):

	2011	2010	2009
United States	$867.8	$822.8	$791.0
Ireland	37.7	56.0	65.8
Rest of world	340.5	290.9	256.2

Total revenue	$1,246.0	$1,169.7	$1,113.0

Total assets by region (in millions):

	2011	2010
Ireland	$920.0	$852.6
United States	753.8	1,081.7
Bermuda	41.9	56.9
Rest of world	38.1	26.3

Total assets	$1,753.8	$2,017.5

Property, plant and equipment by region (in millions):

	2011	2010
United States	$78.4	$116.5
Ireland	4.8	171.0

Total property, plant and equipment	$83.2	$287.5

Goodwill and other intangible assets by region (in millions):

	2011	2010
United States	$192.1	$242.9
Ireland	109.1	124.9
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$309.9	$376.5

Major customers

The following customer or collaborator contributed to 10% or more of our total revenue in 2011, 2010 and 2009:

	2011	2010	2009
AmerisourceBergen Corporation	60%	52%	49%
Biogen Idec	25%	22%	19%

No other customer or collaborator accounted for more than 10% of our total revenue in 2011, 2010 or 2009.